Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	69,033,000
Common stock, shares issued	8,954,343	4,773,628	4,149,977
Common stock, shares outstanding	8,954,343	4,773,628	4,149,977
Previously Reported [Member]
Common stock, shares issued		4,773,628
Common stock, shares outstanding		4,773,628